Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have a formal policy with respect to the granting of long-term equity incentive compensation. When determining the amount of long-term incentive grants to be awarded to our named executive officers, the Board members consider, among other factors, the business performance of the Company, the responsibilities and performance of the executive, and the performance of our stock price. The Board has historically granted long-term equity incentives to our named executive officers on a discretionary basis or in connection with an executive’s hiring or promotion. In determining the timing and terms of a long-term incentive award, the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. In certain past years, the Board has utilized a cash and equity incentive plan under which our then named executive officers and certain other key employees are eligible to receive cash bonuses and restricted shares representing a percentage of the executive’s base salary based on the attainment of consolidated operating income performance targets, assuming a minimum operating income level was attained. The Board did not adopt or utilize any such cash and equity incentive plan for 2025, 2024 or 2023; however, the Board did grant restricted shares to our named executive officers in February 2023 based on our fiscal year 2022 performance.

Award Timing Method	The Company does not have a formal policy with respect to the granting of long-term equity incentive compensation. When determining the amount of long-term incentive grants to be awarded to our named executive officers, the Board members consider, among other factors, the business performance of the Company, the responsibilities and performance of the executive, and the performance of our stock price. The Board has historically granted long-term equity incentives to our named executive officers on a discretionary basis or in connection with an executive’s hiring or promotion. In determining the timing and terms of a long-term incentive award, the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. In certain past years, the Board has utilized a cash and equity incentive plan under which our then named executive officers and certain other key employees are eligible to receive cash bonuses and restricted shares representing a percentage of the executive’s base salary based on the attainment of consolidated operating income performance targets, assuming a minimum operating income level was attained. The Board did not adopt or utilize any such cash and equity incentive plan for 2025, 2024 or 2023; however, the Board did grant restricted shares to our named executive officers in February 2023 based on our fiscal year 2022 performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false